[Translation]

[MHM FINAL]

Filed Document: Document was filed with: Filing Date: Calculation Period:	Semi-annual Report Director of Kanto Local Finance Bureau June 30, 2010 During the 40th Accounting Period (From October 1, 2009 to March 31, 2010)

Name of the Registrant Trust: Name of Representative:	VANGUARD WELLESLEY INCOME FUND F. William McNabb III Chairman

Address of Principal Office:	100 Vanguard Boulevard, Malvern, Pennsylvania 19355 U.S.A.

Name and Title of Registration Agent:	Ken Miura Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number: Place for public inspection:	03-6212-8316 Not Applicable

C O N T E N T S

I.	STATUS OF INVESTMENT PORTFOLIO
	(1)	Diversification of Investment Portfolio
	(2)	Results of Past Operations
		a.	Record of Changes in Net Assets
		b.	Record of Distribution Paid
		c.	Record of Earnings Ratio
		d.	Miscellaneous
II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND
III.	RECORD OF SALES AND REPURCHASE
IV.	OUTLINE OF THE TRUST
	(1)	Amount of Capital Share
	(2)	Description of Business and Outline of Operations
	(3)	Miscellaneous
V.	OUTLINE OF THE FINANCIAL CONDITIONS OF
	MANAGEMENT	COMPANY

Note 1:	The Yen amount is translated for convenience at the rate of $1.00 = ¥94.07 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ, Ltd.
for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April
30, 2010). The same applies hereafter.
Note 2:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 3:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

I.	STATUS OF INVESTMENT PORTFOLIO
(1)	Diversification of Investment Portfolio
VANGUARD WELLESLEY INCOME FUND (Includes All Share Classes) (hereinafter referred to as the "Fund")
[Please refer to the separate worksheet.]
	(2)	Results of Past Operations
	a.	Record of Changes in Net Assets
Record of changes in net assets at the end of the each month within one year up to and including the end of April 2010 is as follows:
[Please refer to the separate worksheet.]
	b.	Record of Distributions Paid
Amount of distributions per Share for each month from May 1, 2009 up to and including the end of April 2010 is as follows.
[Please refer to the separate worksheet.]
	c.	Record of Earnings Ratio
[Please refer to the separate worksheet.]

d.	Miscellaneous (Investor Shares)
(i)	Total Return
Total Return represents past performance, which cannot be used to predict future returns that may be achieved by the Fund. Note, too, that both the share price and return can fluctuate widely. An investor’s shares, when redeemed, could be worth more or less than their original cost. The average annual return includes the fluctuation of the price of the shares, distribution and capital gains; however, the returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

				(As of the end of April 2010)
	past 1	past 1	past 3	past 5	past 10	Since the
	month	year	years	years	years	establishment
Wellesley	1.49%	25.28%	3.60%	5.68%	7.24%	10.19%
Income
Fund

* The date of the establishment is July 1, 1970.

(ii)	Annual performance (Calendar year)

Year	Capital Return	Income Return (%)	Total Return (%)
	(%)
2009	10.70	5.32	16.02
2008	-14.18	4.34	-9.84
2007	1.23	4.38	5.61
2006	6.70	4.58	11.28
2005	-0.59	4.07	3.48
2004	3.39	4.18	7.57
2003	5.1	4.6	9.7
2002	-0.05	4.69	4.64
2001	2.20	5.16	7.39
2000	10.02	6.15	16.17
1999	-9.17	5.03	-4.14
1998	6.43	5.41	11.84
1997	13.79	6.40	20.19
1996	3.33	6.09	9.42
1995	21.55	7.36	28.91
1994	-10.16	5.72	-4.44
1993	8.16	6.48	14.65
1992	1.62	7.06	8.67
1991	12.86	8.71	21.57
1990	-4.29	8.04	3.76
1989	11.81	9.13	20.93
1988	4.74	8.88	13.61
1987	-8.10	6.18	-1.92
1986	9.25	9.09	18.34

*	The date of the establishment is July 1, 1970.

(iii)	Monthly performance
(iii)	Monthly performance

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar (%)

July,	0.68	July,	2.60	July,	-1.29	July,	-2.09
1990		1994		1998		2002
August,	-3.97	August,	0.94	August,	-2.43	August,	0.86
1990		1994		1998		2002
September,	-0.43	September,	-2.67	September,	5.54	September,	-2.67
1990		1994		1998		2002
October,	1.36	October,	-0.06	October,	0.31	October,	2.31
1990		1994		1998		2002
November,	3.53	November,	-1.37	November,	2.38	November,	2.36
1990		1994		1998		2002
December,	2.05	December,	1.03	December,	0.46	December,	0.82
1990		1994		1998		2002
January,	1.25	January,	2.87	January,	-0.50	January,	-1.56
1991		1995		1999		2003
February,	2.59	February,	3.08	February,	-2.86	February,	0.10
1991		1995		1999		2003
March,	1.39	March,	1.06	March,	0.76	March,	-0.11
1991		1995		1999		2003
April,	1.02	April,	2.00	April,	3.22	April,	3.40
1991		1995		1999		2003
May,	1.31	May,	5.45	May,	-0.69	May,	4.24
1991		1995		1999		2003
June,	-1.29	June,	0.87	June,	-0.07	June,	0.18
1991		1995		1999		2003
July,	2.43	July,	0.21	July,	-1.64	July,	-3.38
1991		1995		1999		2003
August,	2.37	August,	1.66	August,	-0.95	August,	0.40
1991		1995		1999		2003
September,	1.92	September,	2.31	September,	-0.53	September,	1.72
1991		1995		1999		2003
October,	1.62	October,	0.76	October,	0.88	October,	0.44
1991		1995		1999		2003
November,	-0.28	November,	2.81	November,	-0.68	November,	0.54
1991		1995		1999		2003
December,	5.52	December,	2.68	December,	-1.04	December,	3.52
1991		1995		1999		2003
January,	-2.77	January,	0.93	January,	-1.01	January,	0.48
1992		1996		2000		2004
February,	-0.11	February,	-2.18	February,	-3.00	February,	1.38
1992		1996		2000		2004
March,	-0.57	March,	0.03	March,	5.61	March,	0.34
1992		1996		2000		2004
April,	2.04	April,	-0.61	April,	0.16	April,	-2.17
1992		1996		2000		2004
May,	2.11	May,	0.30	May,	1.27	May,	-0.34
1992		1996		2000		2004
June,	1.07	June,	1.33	June,	-0.63	June,	1.12
1992		1996		2000		2004

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar (%)

July,	3.99	July,	-0.91	July,	198	July,	0.34
1992		1996		2000		2004
August,	0.49	August,	0.92	August,	2.93	August,	2.07
1992		1996		2000		2004
September,	1.03	September,	2.89	September,	1.85	September,	0.66
1992		1996		2000		2004
October,	-1.51	October,	4.14	October,	1.21	October,	0.66
1992		1996		2000		2004
November,	0.66	November,	3.69	November,	1.20	November,	0.89
1992		1996		2000		2004
December,	2.10	December,	-1.30	December,	3.80	December,	1.96
1992		1996		2000		2004
January,	1.98	January,	1.32	January,	0.25	January,	-0.09
1993		1997		2001		2005
February,	3.40	February,	0.67	February,	1.23	February,	1.25
1993		1997		2001		2005
March,	1.31	March,	-2.55	March,	-0.07	March,	-1.41
1993		1997		2001		2005
April,	0.16	April,	2.16	April,	1.88	April,	0.94
1993		1997		2001		2005
May,	0.52	May,	2.65	May,	1.02	May,	1.07
1993		1997		2001		2005
June,	2.36	June,	2.20	June,	-0.18	June,	0.87
1993		1997		2001		2005
July,	0.98	July,	5.97	July,	1.80	July,	0.09
1993		1997		2001		2005
August,	3.37	August,	-2.24	August,	0.67	August,	0.78
1993		1997		2001		2005
September,	0.65	September,	3.66	September,	-0.56	September,	-0.25
1993		1997		2001		2005
October,	0.45	October,	0.67	October,	0.43	October,	-1.34
1993		1997		2001		2005
November,	-2.23	November,	2.44	November,	0.14	November,	1.03
1993		1997		2001		2005
December,	0.93	December,	1.89	December,	0.57	December,	0.53
1993		1997		2001		2005
January,	1.87	January,	0.78	January,	0.45	January,	0.85
1994		1998		2002		2006
February,	-2.96	February,	1.27	February,	1.65	February,	0.80
1994		1998		2002		2006
March,	-3.36	March,	2.51	March,	-0.10	March,	-1.58
1994		1998		2002		2006
April,	0.11	April,	0.00	April,	0.70	April,	1.09
1994		1998		2002		2006
May,	0.66	May,	0.81	May,	1.33	May,	-0.66
1994		1998		2002		2006
June,	-1.12	June,	1.11	June,	-0.93	June,	0.58
1994		1998		2002		2006

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar (%)

July,	2.14	October,	0.94	January,	-4.62	April,	1.49
2006		2007		2009		2010

August,	1.81	November,	-0.18	February,	-4.96
2006		2007		2009

September,	1.23	December,	-2.89	March,	2.94
2006		2007		2009

October,	1.64	January,	-0.82	April,	3.54
2006		2008		2009

November,	1.30	February,	- 1.31	May,	4.39
2006		2008		2009

December,	0.65	March,	-0.71	June,	0.05
2006		2008		2009

January,	0.32	April,	1.16	July,	5.68
2007		2008		2009

February,	0.91	May,	-0.56	August,	2.32
2007		2008		2009

March,	0.63	June,	-3.14	September,	0.86
2007		2008		2009

April,	1.73	July,	0.15	October,	-0.05
2007		2008		2009

May,	0.45	August,	0.78	November,	3.20
2007		2008		2009

June,	-2.22	September,	-3.47	December,	-1.16
2007		2008		2009

July,	-0.73	October,	-7.19	January	-0.29
2007		2008		2010

August,	1.42	November,	0.33	February,	1.08
2007		2008		2010

September,	0.68	December,	4.07	March,	1.07
2007		2008		2010

(iv) The contents of the portfolio (As of the end of April 2010)
Fund Asset Allocation
Cash	3.2%
Bonds	59.3%
Shares	37.5%

The fluctuation of sell and purchase (annual base)	27.1%
The ratio of cash holdings	3.2%

Characteristics of Share
The number of Shares	56
The average market capital (Median)	$54.9 billion dollars
PER	13.5x
PBR	2.2x
ROE	21.3%
The growth rate of profit	1.0%
Shares of non-U.S. issuers	6.8%

Characteristics of Bonds
The number of Bonds	387
Yield to Maturity	3.5%
The average coupon	4.9%
The average Effective Maturity	8.7 years
The average quality of bonds	A1
The average of duration	5.7 years

Diversification by issuer [The percentage of bonds]
Industrial	31.0%
Finance	32.3%
Utilities	8.6%
Government Mortgage-Backed	3.1%
Non-U.S.	6.1%
U.S. Treasury / Agency	13.4%
Asset-Backed	0.1%
Commercial Mortgage-Backed	0.0%
Others	5.4%
Total	100.0%

Diversification by rating [The percentage of the bonds]
Aaa	19.3%
Aa1	4.5%
Aa2	8.4%
Aa3	8.3%
A1	11.5%
A2	16.9%
A3	9.6%
Baa1	6.3%
Baa2	7.2%
Baa3	2.2%
Ba1	0.2%
Ba2	0.2%
Ba3	0%
B1	0%
B2	0%
B3	0%
Caa1	0%
Caa2	0%
Caa3	0%

Ca	0%
C	0%
DEFAULT	0%
NOT RATED	5.4%
Total	100.0%

(v)	Risk analysis (as of the end of April, 2010)

	Wellesley Composite Index	Dow Jones U.S. Total Stock
		Market Index

R Squared	0.96	0.87

Beta	0.79	0.39

(Note 1)	R Squared and Beta are calculated from trailing 36-month fund returns relative
	to the Wellesley Composite Index and Dow Jones U.S. Total Stock Market
	Index.
(Note 2)	“R Squared” is a measure of how much of a fund’s past returns can be explained
	by the returns from the market in general, as measured by a comparative index
	or an overall market index. If a fund’s total returns were precisely synchronized
	with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore
	no relationship with the index’s returns, its R-Squared would be 0.
(Note 3)	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in
	relation to the ups and downs of a comparative index and an overall market
	index. Each index is assigned a Beta of 1.00. Compared with a given index, a
	fund with a Beta of 1.20 would typically have seen its share price rise or fall by
	12% when the index rose or fell by 10%. However, a fund’s beta should be
	reviewed in conjunction with its R-squared. The lower the R-squared, the less
	correlation there is between the fund and the benchmark, and the less reliable
	beta is as an indicator of volatility.

II.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND
[Japanese translation of the unaudited Semi-annual Report of the Fund to be attached.
III.	RECORD OF SALES AND REPURCHASE
Record of sales and repurchase from May 1, 2009 to and including the end of April, 2010, and number of outstanding Shares of the Fund as of the end of April 2010 are as follows:
[Please refer to the separate worksheet.]

IV.	OUTLINE OF THE TRUST
(1)	Amount of Capital Share
Not applicable.
(2)	Description of Business and Outline of Operations
The Trust carries out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend-Paying Agent, Wellington Management Company, LLP, as Investment Adviser, and JPMorgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.
(3)	Miscellaneous
There has been, or is, no litigation or fact which caused or would cause, a material effect on the Trust and/or the Fund during the six months before the filing of this Semi-annual Report.
V.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE
MANAGEMENT COMPANY
Not Applicable.

[Translation]

Filed Document: Document was filed with: Filing Date: Name of the Issuer: Name of Representative:	Amendment to Securities Registration Statement Director of Kanto Local Finance Bureau June 30, 2010 VANGUARD WELLESLEY INCOME FUND F. William McNabb III Chairman

Address of Principal Office:	100 Vanguard Boulevard, Malvern, Pennsylvania 19355 U.S.A.

Name and Title of Registration Agent:	Ken Miura Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Offering or Sale for Registration

Name of the Fund Making	VANGUARD WELLESLEY INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of Foreign	The approximate amount of the limit: U.S.$1.0
Investment Fund Securities to be	billion (approximately ¥94 billion))
Offered or Sold:

Note :	The Yen amount is translated for convenience at the rate of $1.00 = ¥94.07 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 30,
2010).

Place for public inspection:	Not Applicable

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:
This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2010 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	CONTENTS OF THE AMENDMENTS

PART II.        INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
Part II INFORMATION
CONCERNING THE FUND
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(A) Record of Changes in Net Assets			a. Record of Changes in Net Assets
	(Regarding the amounts as at the end		(Regarding the amounts as at the
	of each month during one-year		end of each month during one-
	period from, and including, the		year period from, and including,
	latest relevant date appertaining		the latest relevant date
	to the filing date of the original		appertaining to the filing date of
	Japanese SRS)		the aforementioned Semi-annual
Report)
(B)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned
	Semi-annual Report)		Semi-annual Report)
(C)	Record of Changes in Annual Return		c. Record of Changes in Earnings
Ratio
(Add the Earnings Ratio for the period

of aforementioned Semi-annual Report)
(D)	Miscellaneous	d.	Miscellaneous

With respect to “II. Financial Highlights” in the original SRS, the excerpt from “II Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

Part III. DETAILED INFORMATION OF THE FUND

With respect to “IV. Financial Conditions of the Fund” in the original SRS, “II Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchase	III.	Record of Sales and Repurchase
(Add the Record of Sales and
Repurchase during one-year period
from and including the latest relevant
date of the aforementioned
Semi-annual Report)

Vanguard Wellesley Income Fund
I-(1) Diversification of Investment Portfolio
(Admiral Shares and Investor Shares)		(As of the end of April 2010)
Types of Assets	Name of Country	Total Market Value	Investment
		(USD)	Ratio(%)
	USA	4,993,400,479.20	30.66
	United Kingdom	471,445,208.18	2.89
Common Stocks	Canada	237,604,754.06	1.46
	France	155,057,947.48	0.95
	Brazil	74,893,687.00	0.46
	Netherlands	71,979,462.00	0.44
	Taiwan	57,460,281.00	0.35
	Switzerland	44,470,670.00	0.27
	Sub-total	6,106,312,488.92	37.49
	USA	7,405,786,880.90	45.47
	Canada	444,775,340.00	2.73
Bonds	Netherlands	310,690,690.00	1.91
	United Kingdom	297,403,426.23	1.83
	France	169,677,764.00	1.04
	Other	127,978,030.00	0.79
	Switzerland	101,694,693.10	0.62
	Australia	90,263,330.00	0.55
	Germany	79,828,260.00	0.49
	Luxembourg	52,203,747.40	0.32
	Japan	47,251,707.50	0.29
	Sweden	43,240,639.70	0.27
	Austria	36,456,330.00	0.22
	New Zealand	31,633,087.60	0.19
	Qatar	25,933,333.55	0.16
	Cayman Islands	25,045,320.00	0.15
	Egypt	24,094,800.00	0.15
	Norway	15,313,461.65	0.09
	Mexico	14,188,917.05	0.09
	Ireland	11,244,600.90	0.07
	Bermuda	7,724,500.00	0.05
	Sub-total	9,362,428,859.58	57.48

Mortgage/Asset Backed Bonds	USA	293,973,227.63	1.80
Sub-total		15,762,714,576.13	96.78
Cash and Other Assets
(After Deduction of Liabilities)		524,432,557.98	3.22
Total		16,287,147,134.11	100.00
(Net Asset Value)		(1,532,132 million yen)

Note 1: Total Net Asset Value for Investor Shares is: $[ 9,248,316,921.58 ].

Note 2: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

(2) Results of Past Operations
a. Record of Changes in Net Assets
(Investor Shares)
	Total Net Asset Value			Net Asset Value per Share

	USD (million)		Yen (million)	USD	Yen
2009 End of April		6,670	627,447	17.54		1,650
2009 End of May		6,978	656,420	18.31		1,722
End of June		7,091	667,050	18.32		1,723
End of July		7,558	710,981	19.36		1,821
End of August		7,775	731,394	19.81		1,864
End of September		8,021	754,535	19.98		1,880
End of October		8,123	764,131	19.97		1,879
End of November		8,383	788,589	20.61		1,939
End of December		8,478	797,525	20.37		1,916
2010 End of January		8,591	808,155	20.31		1,911
End of February		8,675	816,057	20.53		1,931
End of March		8,985	845,219	20.75		1,952
End of April		9,248	869,959	21.06		1,981

b. Record of Dividends Paid:
(Investor Shares)
Total Distributions
	Dollar	Yen
2009 May	NA
June	0.219	21
July	NA
August	NA
September	0.200	19
October	NA
November	NA
December	0.238	22
2010 January	NA
February	NA
March	0.188	18
April	NA

c. Record of Changes in Return:
Fiscal Year	Annual Return
May 1, 2009 - April 30, 2010	24.89%
(Note) Annual Return (%) = 100 x (a – b) / b
a = Net Asset Value per share as of the end of April, 2010, including total amount of distributions made during the above period.
b = Net Asset Value per share after distribution as of the end of April, 2009

III RECORD OF SALES AND REPURCHASES
(Investor Shares)
	Number of Shares	Number of Shares	Shares
Period	Sold	Repurchased	Outstanding
	134,675	75,899	439,064
May 1, 2009 - April 30, 2010	46,740	46,624	681,289
(Note 1) Number in upper cell is in thousands.
(Note 2) Number in lower cell is the number of shares traded in Japan.